LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2011
LOANS RECEIVABLE
LOANS RECEIVABLE

5. LOANS RECEIVABLE

        The Group adopted the accounting guidance on disclosures about the credit quality of loan receivables and the allowance for credit losses as of December 31, 2010. This guidance requires information to be disclosed at disaggregated levels, defined as portfolio segments and classes.

        Based upon the analysis of credit losses and risk factors, since the Group only offers entrusted and mortgage credit loans to qualified consumers with the terms ranging from two to twelve months, which are secured by mortgage-free properties, it is considered as the only portfolio segment—entrusted consumer loans.

        The Group further evaluated the portfolio by the class of the loan receivables, which is defined as a level of information (below a portfolio segment). Considering the initial measurement attribute and a similar method for assessing and monitoring credit risk, the Group determined that the portfolio segment is the proper and lowest level of disaggregation to determine the allowance for credit losses for such.

        These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these classes of loans, adjusted for qualitative factors. These qualitative risk factors include:

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  Lending policies and procedures, including underwriting standards and collection, charge-off, and recovery practices.

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  Nature and volume of the portfolio and terms of loans.

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  National, regional, and local economic and business conditions as well as the condition of various market segments, including the value of underlying collateral for collateral dependent loans.

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  Experience, ability, and depth of lending management and staff.

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  Volume and severity of past due, classified and nonaccrual loans as well as and other loan modifications.

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  Quality of the Company's loan review system, and the degree of oversight by the Company's Board of Directors.
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  Existence and effect of any concentrations of credit and changes in the level of such concentrations.

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  Effect of external factors, such as competition and legal and regulatory requirements.

        The Group performs regular assessments on any potential losses associated with its entrusted and mortgage credit loans. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. No impairment of loans receivable was recognized for the years ended December 31, 2010 and 2011.

        The following summarizes the Group's loans receivable as of December 31, 2010 and December 31, 2011 (in RMB thousands):

	December 31,
	2010	2011
Loans receivable	12,732	37,511
Less: impairment	—	—

	12,732	37,511